Loans - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Syndication facilities included in loans	$ 640.0	$ 807.0	$ 989.0
Cash collateral on loans	18.4	19.5	31.9
Loans pledged as collateral	$ 1,289.0	$ 1,680.0	$ 1,476.0